Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Schedule of Charges Associated with Restructuring Recognized
Charges associated with the restructuring recognized during 2011, are presented in the following table. All of the following amounts were recognized within “Restructuring charges” in our consolidated statement of operations, with the exception of the excess and obsolete inventory charges, which were recognized within "Cost of sales - restructuring".

(in thousands)	Year Ended
December 31, 2011
Severance and other termination benefits	$5,416
Contract terminations	5,977
Non-cash asset impairment charges	2,453
Excess and obsolete charges	2,471
Legal and professional fees	303
Other	256
Total restructuring charges	$16,876

Schedule of Activity in the Restructuring Liability
Activity in the Cost Improvement restructuring liability for the year ended December 31, 2011, is presented in the following table (in thousands):

Beginning balance	$—
Charges:
Severance and other termination benefits	5,416
Contract terminations	5,977
Legal and professional fees	303
Other	256
Total Charges	11,952

Payments:
Severance and other termination benefits	(3,899)
Contract terminations	(5,729)
Legal and professional fees	(162)
Other	(78)
Total Payments	(9,868)

Changes in foreign currency translation	(136)
Cost Improvement restructuring liability at December 31, 2011	$1,948